Loans and financing (Details 2) R$ in Thousands	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Nominal value of loan	R$ 2,778,723
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	925,626
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	921,423
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	769,658
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	55,548
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	55,548
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Nominal value of loan	R$ 50,920